Capital Stock and Changes in Capital Accounts (Narrative stocks) (Details)							1 Months Ended					3 Months Ended	12 Months Ended
	Dec. 15, 2022 USD ($) $ / shares	Aug. 19, 2022 $ / shares	Jun. 17, 2022 $ / shares	Mar. 21, 2022 $ / shares	Nov. 29, 2021 USD ($)	Jun. 22, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Aug. 31, 2021 $ / shares shares	Feb. 28, 2021 $ / shares shares	Mar. 31, 2020 $ / shares shares	Feb. 28, 2020 $ / shares shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Class Of Stock [Line Items]
Cash dividends on preferred stock | $													$ 5,769,000	$ 5,769,000	$ 5,769,000
Payments for repurchase of common stock | $													3,799,000	45,369,000	11,999,000
Proceeds from issuance of stock, net of expenses | $														254,000
Cash dividend | $													79,812,000	8,820,000
Dividends in stock, value | $					$ 40,509,000									40,509,000
Dividends Paid-in-kind | $	$ 18,189,000												18,189,000
Issuance of stock | $													$ 5,322,000	254,000
Dividends Paid-in-kind, per share | $ / shares	$ 0.18
ATM Program [Member]
Class Of Stock [Line Items]
Shares issued price per share | $ / shares												$ 6.27	$ 6.27
Issuance of stock | $													$ 5,322,000
Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Cash dividends on preferred stock | $													$ 5,769,000	$ 5,769,000	$ 5,769,000
Series D Preferred Stock [Member] | Mrs. Semiramis Paliou
Class Of Stock [Line Items]
Issuance of new shares						400
Preferred stock, Par value per share | $ / shares						$ 0.01
Cash dividends on preferred stock | $						$ 0
Preferred stock number of voting rights						100,000
Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized							25,000,000					25,000,000	25,000,000	25,000,000
Preferred stock, Par value per share | $ / shares							$ 0.01					$ 0.01	$ 0.01	$ 0.01
Preferred Stock [Member] | Series A Participating Preferred Stock
Class Of Stock [Line Items]
Preferred stock, Shares authorized							1,000,000					1,000,000	1,000,000	1,000,000
Issuance of preferred stock, shares							0					0	0	0
Preferred stock, Shares outstanding							0					0	0	0
Preferred Stock [Member] | Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized							5,000,000					5,000,000	5,000,000	5,000,000
Preferred stock, Par value per share | $ / shares							$ 0.01					$ 0.01	$ 0.01	$ 0.01
Issuance of preferred stock, shares							2,600,000					2,600,000	2,600,000	2,600,000
Preferred stock, Shares outstanding							2,600,000					2,600,000	2,600,000	2,600,000
Shares issued price per share | $ / shares							$ 25.00					$ 25.00	$ 25.00	$ 25.00
Preferred stock liquidation preference per share | $ / shares							$ 25.00					25.00	$ 25.00	$ 25.00
Preferred stock voting rights													Holders of Series B Preferred Shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Preferred stock dividend rate percentage													8.875%
Preferred stock dividend rate per dollar amount | $ / shares													$ 2.21875
Preferred stock, Redemption price per share | $ / shares												$ 25.00	$ 25.00
Preferred Stock [Member] | Series C Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized							10,675					10,675	10,675	10,675
Issuance of preferred stock, shares							10,675					10,675	10,675	10,675
Preferred stock, Shares outstanding							10,675					10,675	10,675	10,675
Shares issued price per share | $ / shares							$ 0.01					$ 0.01	$ 0.01	$ 0.01
Preferred stock voting rights													The Series C Preferred Stock votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the shareholders of the Company.
Preferred stock number of voting rights												1,000	1,000
Preferred Stock [Member] | Series D Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized							400					400	400	400
Issuance of new shares														400
Common Stock [Member]
Class Of Stock [Line Items]
Issuance of new shares													877,581
Shares issued price per share | $ / shares												$ 4.13	$ 4.13
Stock repurchased shares							3,529,411	3,333,333	6,000,000	1,088,034	3,030,303		820,000	12,862,744	4,118,337
Shares repurchase price per share | $ / shares							$ 4.25	$ 4.50	$ 2.50	$ 1.72	$ 3.30		$ 4.56
Payments for repurchase of common stock | $													$ 3,799,000	$ 45,369,000	$ 11,999,000
Dividend paid on common stock per share | $ / shares	$ 0.175	$ 0.275	$ 0.25	$ 0.20
Cash dividend | $	$ 79,812,000
Issuance of stock | $													$ 9,000
Issuance of common stock for vessel acquisitions, shares (Notes 4 and 9(e))												16,453,780	16,453,780